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                                     ANCHOR
                                     CAPITAL

                                  ACCUMULATION
                                      TRUST




                                  ANNUAL REPORT
                                  JUNE 30, 1998
                                   (Unaudited)






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                        ANCHOR CAPITAL ACCUMULATION TRUST
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                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1998
                                   (Unaudited)


Assets:
Investments at quoted market value (cost $8,647,500 ;
 see Schedule of Investments, Notes 1, 2, & 5).................    $14,394,807
Cash  .........................................................         23,084
Dividends and interest receivable..............................         10,857
Other assets...................................................          1,769
                                                                  --------------
     Total assets..............................................     14,430,517
                                                                  --------------

Liabilities:
Payable for capital shares redeemed............................         90,485
Accrued expenses and other liabilities (Note 3 )...............         23,009
                                                                  --------------
     Total liabilities.........................................        113,494
                                                                  --------------

Net Assets:
Capital stock (unlimited shares authorized at $1.00 par value,
 amount paid in on 452,231 shares outstanding) (Note 1)........      7,168,206
Accumulated undistributed net investment income (Note 1).......      1,038,605
Accumulated realized gain from security transactions, net (Note 1)     362,905
Net unrealized appreciation in value of investments (Note 2)...      5,747,307
                                                                  --------------
     Net assets (equivalent to $31.66 per share, based on
      452,231 capital shares outstanding)......................    $14,317,023
                                                                  ==============




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                             STATEMENT OF OPERATIONS
                                  JUNE 30, 1998
                                   (Unaudited)




Income:
 Dividends.....................................................  $      51,601
 Interest......................................................         32,583
                                                                  --------------
     Total income..............................................         84,184
                                                                  --------------

Expenses:
 Management fees, net (Note 3).................................         52,212
 Pricing and bookkeeping fees (Note 4).........................          7,032
 Legal fees....................................................          4,399
 Audit and accounting fees.....................................          3,498
 Custodian fees................................................          1,575
 Trustees' fees and expenses...................................          1,499
 Transfer fees (Note 4)........................................          2,249
 Other expenses................................................          3,055
                                                                  --------------
     Total expenses............................................         75,519
                                                                  --------------

Net investment income..........................................          8,665
                                                                  --------------

Realized and unrealized gain on investments:
  Realized gain on investments-net.............................        733,383
  Increase in net unrealized appreciation in investments.......        543,727
                                                                  --------------
     Net gain on investments...................................      1,277,110
                                                                  ==============

Net increase in net assets resulting from operations...........    $ 1,285,775
                                                                  ==============

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                       STATEMENTS OF CHANGES IN NET ASSETS


                                                  Six Months Ended   Year Ended
                                                    June 30, 1998   December 31,
                                                    (Unaudited)         1997
                                                   --------------- -------------
From operations:
 Net investment income...........................  $     8,665     $    36,588
 Realized gain on investments, net...............      733,383         352,026
 Increase in net unrealized
  appreciation in investments....................      543,727       1,178,668
                                                   --------------  -------------
     Net increase in net assets resulting
      from operations............................    1,285,775       1,567,282
                                                   --------------  -------------
Distributions to shareholders:
  From net investment income
     ($0.07 per share in 1997)...................       --             (33,607)
 From net realized gain on investments
    ($0.79 per share in 1997)....................       --            (352,026)
                                                    ------------  --------------
     Total distributions to shareholders.........       --            (385,633)
                                                    ------------  --------------


From capital share transactions:
                              Number of Shares
                              1998        1997
                            ---------- -----------
 Proceeds from sale of
  shares..................       16      14,010            492         174,800
 Shares issued to share-
  holders in distributions
  reinvested..............                              --             381,819
                              --          3,844
 Cost of shares redeemed..   (9,036)    (87,492)      (278,932)       (781,896)
                            ---------   --------      ==========    ===========
 Decrease in net
  assets resulting from
capital                      (9,020)    (69,638)      (278,440)       (225,277)
  share transactions......
                            ========== =========== --------------  -------------

Net increase (decrease) in net assets............    1,007,335         956,372
Net assets:
  Beginning of period............................   13,309,688      12,353,316
                                                   ==============  =============
  End of period (including undistributed
   net investment income of $1,038,605 and
      $1,029,940, respectively).................. $  14,317,023    $ 13,309,688
                                                   ==============  =============


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                CONSOLIDATED  SELECTED  PER SHARE DATA AND  RATIOS
                 (for a share outstanding throughout each period)


                          Six Months
                             Ended
                           June 30,            Year Ended December 31,
                             1998
                          (Unaudited)    1997       1996       1995       1994
                          ------------------------------------------------------

Investment income........  $  0.62    $  0.59     $  1.33   $  (1.17)   $  3.49
Expenses, net............     0.56       0.47        0.92      (0.64)      2.10
                          ------------------------------------------------------
Net investment income
(loss)...................     0.06       0.12        0.41      (0.53)      1.39
Net realized and
unrealized
 gain (loss) on
investments..............     2.74       3.30        3.06       4.32      (1.72)
Distributions to
shareholders:
  From net investment
   income................    0.00      (0.07)      (0.13)     (0.19)      (0.23)
  From net realized gain
   on investments........    0.00      (0.79)      (0.09)     (0.62)      (0.04)
                          ------------------------------------------------------
Net increase (decrease)
 in net asset value......     2.80       2.56        3.25       2.98      (0.60)
Net asset value:
 Beginning of period.....    28.86      26.30       23.05      20.07      20.67
                          ======================================================
 End of period...........   $31.66     $28.86      $26.30     $23.05     $20.07
                          ======================================================
Ratio of expenses to
 average net assets......     1.07%      1.15%       1.10%      1.11%      1.10%
Ratio of net investment
income to average net
assets...................     0.12%      0.28%       0.49%      0.92%      0.73%
Portfolio turnover.......     0.19       0.04        0.21       0.40       0.63
Average commission rate
paid.....................    0.0622     0.0800      0.0650     0.0400     0.0606
Number of shares out-
 standing at end of period 452,231     461,251    469,703    539,341    392,246


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                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1998
                                   (Unaudited)
                                                                      Value
  Quantity                                                           (Note 1)

COMMON STOCKS -- 95.61%
           Advertising Industry -- 3.85%
    9,000  Interpublic Group Of Companies Incorporated..............$   550,692
                                                                     -----------

           Airline Industry -- 2.91%
    5,000  AMR Corporation..........................................    416,875
                                                                     -----------

           Banking Industry -- 3.04%
    7,000  Bank of New York Company Incorporated....................   435,750
                                                                     -----------

           Computer & Peripherals Industry -- 8.27%
    7,500  Cisco Systems Incorporated...............................   695,625
    8,000  Hewlett Packard Company..................................   488,000
                                                                     -----------
                                                                      1,183,625
                                                                     -----------
           Computer Software & Services Industry -- 4.99%
    8,000  Baan Company NV..........................................   287,000
   16,000  Parametric Technology Corporation........................   428,000
                                                                     -----------
                                                                     -----------
                                                                        715,000
                                                                     -----------

           Diversified Companies Industry -- 4.95%
   16,000  Service Corporation International........................   709,008
                                                                     -----------

           Drug Industry -- 7.25%
   11,000  Amgen Incorporated.......................................   723,250
   12,500  Genzyme Corporation......................................   314,850
                                                                     -----------
                                                                     -----------
                                                                      1,038,100
                                                                     -----------

           Electrical Equipment Industry -- 5.03%
   12,000  Emerson Electric Company.................................   720,756
                                                                     -----------

           Food Processing Industry -- 5.81%
   10,234  Tootsie Roll Industries Incorporated.....................   831,512
                                                                     -----------

           Food Wholesalers Industry -- 2.85%
   16,000  Sysco Corporation........................................   408,000
                                                                     -----------


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                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1998
                                   (Unaudited)

                                   (Continued)
                                                                      Value
  Quantity                                                           (Note 1)

           Industrial Services Industry -- 5.15%
   20,000  Equifax Incorporated.....................................   737,500
                                                                     -----------

           Insurance (Diversified) Industry -- 8.98%
    9,000  American International Group Incorporated................ 1,285,875
                                                                     -----------

           Insurance (Life) Industry -- 6.69%
   30,750  Aflac Incorporated.......................................   957,094
                                                                     -----------

           Medical Supplies Industry -- 19.28%
   24,000  Abbott Laboratories......................................   990,000
   20,000  Fresenius Medical Care Incorporated......................   417,500
    8,000  Johnson & Johnson........................................   592,000
   20,000  Stryker Corporation......................................   761,260
                                                                     -----------
                                                                      2,760,760
                                                                     -----------
           Office Equipment & Supplies Industry -- 3.69%
   10,000  Staples Incorporated.....................................   293,750
   10,000  Wallace Computer Services Incorporated...................   234,380
                                                                     -----------
                                                                       528,130
                                                                     -----------

           Oilfield Services/Equipment Industry -- 2.87%
    6,000  Schlumberger Limited.....................................   410,628
                                                                     -----------

           Total common stocks (cost $7,941,998)....................13,689,305
                                                                    - ----------
U.S. TREASURY BILLS -- 4.93%.
 $715,000  Treasury Bill, 4.93% yield, maturing 08/06/98 (at cost)..   705,502
                                                                     -----------
           Total investments (cost $8,647,500)......................14,394,807
                                                                     -----------

  CASH & OTHER ASSETS, LESS LIABILITIES -- (0.54)%.................    (77,784)
                                                                     -----------

           Total Net Assets.........................................$14,317,023
                                                                     ===========


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                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1998
                                   (Unaudited)


1. Significant accounting policies:
Anchor Capital Accumulation Trust, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day, at noon, securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale by noon, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Options are valued in the same manner. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B.Income  Taxes-- The Trust has elected to comply  with the  requirements  of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
2. Tax basis of investments:
   At June 30, 1998, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $6,089,540. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $342,233. Net unrealized appreciation in investments at June 30, 1998 was $5,747,307.



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                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1998
                                   (Unaudited)

                                   (Continued)

3. Investment advisory service agreements:
   The investment advisory contract with Anchor Investment Management Corporation (the "investment adviser") provides that the Trust will pay the adviser a fee for investment advice based on 3/4 of 1% per annum of average daily net assets. At June 30, 1998, investment advisory fees of $8,421 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. David Y. Williams, a Trustee of the Trust, is President and a Director of the Investment Adviser.
4. Certain transactions:
   Anchor Investment Management Corporation provides transfer agent services for the Trust. Fees earned by Anchor Investment Management Corporation for transfer agent services for the six months ended June 30, 1998 were $2,249. Certain officers and trustees of the Trust are directors and/or officers of the investment adviser and distributor. Meeschaert & Co., Inc., the Trust's distributor, received $9,830 in brokerage commissions during the six months ended June 30, 1998. Fees earned by Anchor Investment Management Corporation for expenses related to daily pricing of the Trust shares and for bookkeeping services for the six months ended June 30, 1998 were $7,032.
5. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for six months ended June 30, 1998 were:
     Cost of securities acquired:
       U.S. Government and investments backed by such
     securities.........................................   $   2,614,847
       Other investments................................       2,649,508
                                                            ===============
                                                           $   5,264,335
                                                            ===============
     Proceeds from sales and maturities:
       U.S. Government and investments backed by such
     securities.........................................   $   2,601,610
       Other investments................................       2,420,030
                                                            ===============
                                                           $   5,021,640
                                                            ===============


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                              OFFICERS AND TRUSTEES




DAVID W.C. PUTNAM                                     Chairman
Chairman, Board of Directors, F.L. Putnam             and Trustee
Investment Management Corporation
President and Director, F.L. Putnam Securities
Company Incorporated

J. STEPHEN PUTNAM                                     Vice President and
President, Robert Thomas Securities                   Treasurer

SPENCER H. LE MENAGER                                 Secretary
President, Equity Inc.                                and Trustee

ERNIE BUTLER                                          Trustee
President, I.E. Butler Securities

MAURICE A. DONAHUE                                    Trustee
Director and Professor, Institute for Governmental
Services and Walsh-Saltonstall Professor of
Practical Politics, University of Massachusetts

DAVID Y. WILLIAMS                                     President
President and Director, Meeschaert & Co., Inc.,       and Trustee
President and Director, Anchor Investment
Management Corporation


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             INVESTMENT ADVISER, ADMINISTRATOR AND TRANSFER AGENT
                   Anchor Investment Management Corporation
            579 Pleasant St., Suite 4, Paxton, Massachusetts 01612
                                (508) 831-1171

                                   DISTRIBUTOR
                             Meeschaert & Co., Inc.
             579 Pleasant St., Suite 4, Paxton, Massachusetts 01612

                                    CUSTODIAN
                         Investors Bank & Trust Company
                  89 South Street, Boston, Massachusetts 02111

                          INDEPENDENT PUBLIC ACCOUNTANT
                            Livingston & Haynes, P.C.
                  40 Grove St., Wellesley, Massachusetts 02181

                                  LEGAL COUNSEL
                             Thorp Reed & Armstrong
              One Riverfront Center, Pittsburgh, Pennsylvania 15222




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